Securities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Available for sale	$ 1,586,051,000	$ 1,687,157,000	$ 1,551,591,000
Proceeds from sales and calls of securities available-for-sale	67,000,000	393,000,000
Gross realized gain	500,000	2,600,000
Gross realized loss	1,400,000	4,200,000
Foreign sovereign debt securities
Debt Securities, Available-for-sale [Line Items]
Available for sale	0	0	$ 0
Collateral Pledged
Debt Securities, Available-for-sale [Line Items]
Securities available for sale with a fair value, pledged as collateral	$ 50,000,000	$ 246,000,000